Quarterly Holdings Report
for
Fidelity Freedom® 2060 Fund
June 30, 2023
F60-NPRT1-0823
1.9858340.108
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $6,794,633)	6,820,000	6,797,193

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	7,606,153	78,875,811
Fidelity Series Blue Chip Growth Fund (c)	15,693,493	219,081,162
Fidelity Series Commodity Strategy Fund (c)	329,416	31,887,510
Fidelity Series Growth Company Fund (c)	22,363,382	408,355,351
Fidelity Series Intrinsic Opportunities Fund (c)	6,538,589	80,490,034
Fidelity Series Large Cap Stock Fund (c)	20,145,690	380,753,550
Fidelity Series Large Cap Value Index Fund (c)	8,226,644	119,039,540
Fidelity Series Opportunistic Insights Fund (c)	14,133,603	242,673,965
Fidelity Series Small Cap Core Fund (c)	63,980	657,079
Fidelity Series Small Cap Discovery Fund (c)	3,177,792	34,415,491
Fidelity Series Small Cap Opportunities Fund (c)	8,926,074	114,967,829
Fidelity Series Stock Selector Large Cap Value Fund (c)	21,117,695	265,660,601
Fidelity Series Value Discovery Fund (c)	16,034,269	237,627,865
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,084,476,518)		2,214,485,788

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	9,099,614	129,760,502
Fidelity Series Emerging Markets Fund (c)	14,663,786	121,856,060
Fidelity Series Emerging Markets Opportunities Fund (c)	28,778,974	487,803,608
Fidelity Series International Growth Fund (c)	20,742,958	340,806,806
Fidelity Series International Small Cap Fund (c)	5,565,179	90,322,860
Fidelity Series International Value Fund (c)	30,920,503	341,980,762
Fidelity Series Overseas Fund (c)	27,188,501	340,943,806
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,803,965,085)		1,853,474,404

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	477,070	3,768,852
Fidelity Series Emerging Markets Debt Fund (c)	2,937,593	21,738,187
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	778,169	7,314,784
Fidelity Series Floating Rate High Income Fund (c)	449,651	4,028,872
Fidelity Series High Income Fund (c)	2,747,001	22,497,940
Fidelity Series International Credit Fund (c)	30,178	232,673
Fidelity Series Investment Grade Bond Fund (c)	181,494	1,805,863
Fidelity Series Long-Term Treasury Bond Index Fund (c)	42,013,486	252,921,185
Fidelity Series Real Estate Income Fund (c)	639,344	6,124,919
TOTAL BOND FUNDS (Cost $386,157,997)		320,433,275

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	5,435,926	5,437,013
Fidelity Series Government Money Market Fund 5.17% (c)(e)	50,195,792	50,195,792
Fidelity Series Short-Term Credit Fund (c)	86,314	829,473
TOTAL SHORT-TERM FUNDS (Cost $56,460,017)		56,462,278

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,337,854,250)	4,451,652,938
NET OTHER ASSETS (LIABILITIES) - 0.0%	(933,427)
NET ASSETS - 100.0%	4,450,719,511

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	882	Sep 2023	99,018,281	(1,662,110)	(1,662,110)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,005	Sep 2023	107,629,219	(1,652,100)	(1,652,100)

TOTAL PURCHASED					(3,314,210)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	147	Sep 2023	32,988,638	(1,021,868)	(1,021,868)
ICE MSCI EAFE Index Contracts (United States)	211	Sep 2023	22,740,525	(168,762)	(168,762)
ICE MSCI Emerging Markets Index Contracts (United States)	782	Sep 2023	39,017,890	353,025	353,025

TOTAL SOLD					(837,605)

TOTAL FUTURES CONTRACTS					(4,151,815)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,485,239.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	6,460,156	31,011,015	32,034,158	87,376	-	-	5,437,013	0.0%
Total	6,460,156	31,011,015	32,034,158	87,376	-	-	5,437,013

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,744,262	226,244	120,093	563	(2,263)	(79,298)	3,768,852
Fidelity Series All-Sector Equity Fund	73,315,943	3,628,388	5,323,976	-	55,127	7,200,329	78,875,811
Fidelity Series Blue Chip Growth Fund	201,918,319	12,395,483	28,518,548	-	(831,267)	34,117,175	219,081,162
Fidelity Series Canada Fund	119,321,128	10,022,810	4,371,713	-	714,742	4,073,535	129,760,502
Fidelity Series Commodity Strategy Fund	28,774,854	4,687,943	821,941	-	(19,359)	(733,987)	31,887,510
Fidelity Series Emerging Markets Debt Fund	20,340,071	1,865,031	611,564	314,817	(19,113)	163,762	21,738,187
Fidelity Series Emerging Markets Debt Local Currency Fund	6,937,721	383,659	214,930	-	11,147	197,187	7,314,784
Fidelity Series Emerging Markets Fund	76,787,005	43,898,048	1,379,962	-	147,697	2,403,272	121,856,060
Fidelity Series Emerging Markets Opportunities Fund	485,252,629	4,720,613	16,127,901	-	(773,603)	14,731,870	487,803,608
Fidelity Series Floating Rate High Income Fund	3,798,459	313,280	122,569	87,599	2,773	36,929	4,028,872
Fidelity Series Government Money Market Fund 5.17%	41,101,270	17,016,599	7,922,077	528,854	-	-	50,195,792
Fidelity Series Growth Company Fund	376,695,683	20,191,956	45,242,116	-	(5,378,086)	62,087,914	408,355,351
Fidelity Series High Income Fund	20,506,716	2,540,973	583,328	319,427	827	32,752	22,497,940
Fidelity Series International Credit Fund	235,906	1,790	2,893	1,789	(4)	(2,126)	232,673
Fidelity Series International Growth Fund	315,303,107	20,997,398	8,579,278	-	1,004,300	12,081,279	340,806,806
Fidelity Series International Small Cap Fund	86,077,784	5,395,396	2,349,220	-	190,653	1,008,247	90,322,860
Fidelity Series International Value Fund	314,476,906	24,314,122	10,502,799	-	971,699	12,720,834	341,980,762
Fidelity Series Intrinsic Opportunities Fund	76,100,455	4,936,024	3,940,007	-	(105,979)	3,499,541	80,490,034
Fidelity Series Investment Grade Bond Fund	992,041	913,075	66,380	16,913	(651)	(32,222)	1,805,863
Fidelity Series Large Cap Stock Fund	353,763,962	17,567,960	16,063,394	-	2,009,939	23,475,083	380,753,550
Fidelity Series Large Cap Value Index Fund	110,855,916	8,380,718	5,034,506	-	427,827	4,409,585	119,039,540
Fidelity Series Long-Term Treasury Bond Index Fund	237,347,413	29,410,104	6,332,531	1,807,966	9,994	(7,513,795)	252,921,185
Fidelity Series Opportunistic Insights Fund	224,522,733	11,151,657	15,749,428	-	(317,301)	23,066,304	242,673,965
Fidelity Series Overseas Fund	314,994,170	21,295,367	9,802,748	-	1,426,474	13,030,543	340,943,806
Fidelity Series Real Estate Income Fund	6,970,083	521,999	1,420,512	113,145	(88,876)	142,225	6,124,919
Fidelity Series Short-Term Credit Fund	762,518	80,918	10,269	5,605	219	(3,913)	829,473
Fidelity Series Small Cap Core Fund	-	634,780	8,005	388	245	30,059	657,079
Fidelity Series Small Cap Discovery Fund	32,297,039	2,872,438	2,194,487	75,372	52,246	1,388,255	34,415,491
Fidelity Series Small Cap Opportunities Fund	108,526,122	7,282,904	6,851,349	-	263,947	5,746,205	114,967,829
Fidelity Series Stock Selector Large Cap Value Fund	247,022,816	17,656,159	10,688,286	-	573,246	11,096,666	265,660,601
Fidelity Series Value Discovery Fund	220,424,909	18,500,389	8,064,445	-	670,826	6,096,186	237,627,865
	4,109,167,940	313,804,225	219,021,255	3,272,438	997,426	234,470,396	4,439,418,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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